Significant Accounting Policies - Schedule of Opening Balance of Accumulated Deficit (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Retained Earnings [line items]
Accumulated deficit	¥ (5,556)		¥ (4,294)
Increase (decrease) due to application of IFRS 15 [member] | Remeasurement [member]
Disclosure of Retained Earnings [line items]
Accumulated deficit	¥ (1,013)	¥ (1,123)
Increase (decrease) due to application of IFRS 15 [member] | Remeasurement [member] | LINE Stickers, Creator Stickers and Emoji [member]
Disclosure of Retained Earnings [line items]
Accumulated deficit		(967)
Increase (decrease) due to application of IFRS 15 [member] | Remeasurement [member] | LINE Sponsored Stickers [member]
Disclosure of Retained Earnings [line items]
Accumulated deficit		(760)
Increase (decrease) due to application of IFRS 15 [member] | Remeasurement [member] | LINE Point Ads [member]
Disclosure of Retained Earnings [line items]
Accumulated deficit		667
Increase (decrease) due to application of IFRS 15 [member] | Remeasurement [member] | Other [member]
Disclosure of Retained Earnings [line items]
Accumulated deficit		¥ (63)